Notes Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable

Note F — Notes Payable

As of December 31, 2023 and 2022, the principal balances on notes payable are as follows (dollars in thousands):

	Original Debt	Monthly	Balance as of		Term (in		Interest	Loan
Loan	Amount	Payment	12/31/23	Lender	Years)		Rate	Maturity
MVP Memphis Poplar (3)	$1,800	I/O	$1,800	LoanCore	5		5.38%	3/6/2024
MVP St. Louis (3)	$3,700	I/O	$3,700	LoanCore	5		5.38%	3/6/2024
Mabley Place Garage, LLC	$9,000	$44	$7,428	Barclays	10		4.25%	12/6/2024
322 Streeter Holdco LLC	$25,900	$130	$24,672	American National Insurance Co.	5	*	3.50%	3/1/2025
MVP Houston Saks Garage, LLC	$3,650	$20	$2,851	Barclays Bank PLC	10		4.25%	8/6/2025
Minneapolis City Parking, LLC	$5,250	$29	$4,223	American National Insurance, of NY	10		4.50%	5/1/2026
MVP Bridgeport Fairfield Garage, LLC	$4,400	$23	$3,531	FBL Financial Group, Inc.	10		4.00%	8/1/2026
West 9th Properties II, LLC	$5,300	$30	$4,343	American National Insurance Co.	10		4.50%	11/1/2026
MVP Fort Worth Taylor, LLC	$13,150	$73	$10,807	American National Insurance, of NY	10		4.50%	12/1/2026
MVP Detroit Center Garage, LLC	$31,500	$194	$26,759	Bank of America	10		5.52%	2/1/2027
St. Paul Holiday Garage, LLC (1)	$4,132	$24	$3,714	KeyBank	10	*	4.90%	5/1/2027
MVP St. Louis Washington, LLC (1)	$1,380	$8	$1,241	KeyBank	10	*	4.90%	5/1/2027
Cleveland Lincoln Garage, LLC (1)	$3,999	$23	$3,594	KeyBank	10	*	4.90%	5/1/2027
MVP Denver Sherman, LLC (1)	$286	$2	$257	KeyBank	10	*	4.90%	5/1/2027
MVP Milwaukee Arena Lot, LLC (1)	$2,142	$12	$1,925	KeyBank	10	*	4.90%	5/1/2027
MVP Denver 1935 Sherman, LLC (1)	$762	$4	$684	KeyBank	10	*	4.90%	5/1/2027
MVP Louisville Broadway Station, LLC (2)	$1,682	I/O	$1,682	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Whitefront Garage, LLC (2)	$6,454	I/O	$6,454	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston Preston Lot, LLC (2)	$1,627	I/O	$1,627	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston San Jacinto Lot, LLC (2)	$1,820	I/O	$1,820	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Broadway, LLC (2)	$1,671	I/O	$1,671	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Seventh & Cerre, LLC (2)	$2,057	I/O	$2,057	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Indianapolis Meridian Lot, LLC (2)	$938	I/O	$938	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St Louis Cardinal Lot DST, LLC	$6,000	I/O	$6,000	Cantor Commercial Real Estate	10		5.25%	5/31/2027
MVP Preferred Parking, LLC	$11,330	$66	$11,028	Key Bank	10	**	5.02%	8/1/2027
Less unamortized loan issuance costs			$(426)
			$134,380

(1)	We issued a promissory note to KeyBank for $12.7 million secured by the pool of properties.
(2)	We issued a promissory note to Cantor Commercial Real Estate Lending, L.P. (“CCRE”) for $16.25 million secured by the pool of properties.
(3)	The loan is secured by a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing on each of the properties owned by MVP St. Louis 2013 and MVP Memphis Poplar.

*	2 Year Interest Only
**	10 Year Interest Only

I/O - Interest Only

In September 2023, we paid five notes in full with Vestin Realty Mortgage II, Inc. in the amount of approximately $9.9 million. In February 2024, we refinanced the note payable for MVP St. Louis 2013 and MVP Memphis Poplar with a ten year, $5.9 million note payable with an interest rate of 7.94%.

Reserve funds are generally required for repairs and replacements, real estate taxes, and insurance premiums. Some notes contain various terms and conditions including debt service coverage ratios and debt yield limits. As of December 31, 2023, borrowers for two of the Company’s loans totaling $38.2 million, failed to meet certain loan covenants. As a result, we are subject to additional cash management procedures, which resulted in approximately $0.8 million of restricted cash as of December 31, 2023. In order to exit cash management, certain debt service coverage ratios or debt yield tests must be exceeded for two consecutive quarters to return to less restrictive cash management procedures.

As of December 31, 2023, future principal payments on notes payable are as follows (dollars in thousands):

2024	$10,564
2025	29,166
2026	22,789
2027	67,084
Thereafter	5,603
Total	$135,206